FORWARD FUNDS

Forward Growth Fund

Supplement dated December 10, 2008

(to the Forward Class A Shares and Class C Shares Prospectus and

Statement of Additional Information (“SAI”) dated May 1, 2008)

Fee Waiver by Investment Advisor

Effective January 1, 2009, the following information replaces the information under the headings “Annual Fund Operating Expenses” and “Examples” on pages 48-49 of the Prospectus:

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average daily net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Class A	Class C
Management Fee	0.75%	0.75%
Distribution (12b-1) Fees(1)	0.35%	0.75%
Shareholder Services Fees(2)	0.00%	0.25%
Other Expenses	0.26%	0.26%
Total Annual Fund Operating Expenses	1.36%	2.01%
Fee Waiver(3)	-0.07%	-0.07%
Net Expenses	1.29%	1.94%
(1)	The Fund has adopted Distribution Plans pursuant to which up to 0.35% of the Fund’s average daily net assets attributable to the Class A shares and up to 0.75% of the Fund’s average daily net assets attributable to the Class C shares may be used to pay distribution expenses.
(2)	The Fund has adopted a Shareholder Services Plan pursuant to which up to 0.20% of the average net assets attributable to the Class A shares and up to 0.25% of the average daily net assets attributable to the Class C shares may be used to pay shareholder servicing fees. However, with respect to Class A shares, no such payments have been authorized by the Board of Trustees.
(3)	Effective January 1, 2009, the Fund’s investment advisor has contractually agreed to waive a portion of its fees and reimburse other expenses until April 30, 2010 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends and extraordinary expenses) for Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.29% and 1.94% respectively. Pursuant to this agreement, the Fund will reimburse the investment advisor for any fee waivers and expense reimbursements made by the investment advisor, provided that any such reimbursements made by the Fund to the investment advisor will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

Examples

These Examples are intended to help you compare the costs of investing in the Forward Growth Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in either the Class A or Class C shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C(1)
1 Year	$699	$297
3 Years	$974	$624
5 Years	$1,270	$1,076
10 Years	$2,109	$2,329

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C
1 Year	$699	$297
3 Years	$974	$624
5 Years	$1,270	$1,076
10 Years	$2,109	$2,329
(1)	The example for the Class C shares reflects the contingent deferred sales charge (“CDSC”) that would apply for redemptions of Class C shares within two years. For more information regarding the CDSC, please see the “Purchasing Shares” section of this Prospectus.

Effective January 1, 2009, the following information is added to the Expense Limit table and the following paragraph on pages 18-19 of the SAI:

Fund	Class	End Date	Expense Limit
Forward Growth Fund	Class A	April 30, 2010	1.29%
Forward Growth Fund	Class C	April 30, 2010	1.94%
Forward Growth Fund	Investor Class	April 30, 2010	1.34%
Forward Growth Fund	Institutional Class	April 30, 2010	0.99%

With respect to the Forward Growth Fund, the Sub-Advisor has contractually agreed to waive its fees in the same proportion as the Investment Advisor in amounts necessary to limit the Fund’s operating expenses to the annual rate stated in the Prospectus.

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FORWARD FUNDS

Forward Growth Fund

Supplement dated December 10, 2008

(to the Forward Investor Class Shares and Institutional Class Shares Prospectus and

Statement of Additional Information (“ SAI”) dated May 1, 2008)

Fee Waiver by Investment Advisor

Effective January 1, 2009, the following information replaces the information under the headings “Annual Fund Operating Expenses” and “Examples” on pages 46-47 of the Prospectus:

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average daily net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Investor Class	Institutional Class
Management Fee	0.75%	0.75%
Distribution (12b-1) Fees(1)	0.25%	N/A
Shareholder Services Fees(2)	0.15%	0.05%
Other Expenses(3)	0.26%	0.26%
Total Annual Fund Operating Expenses	1.41%	1.06%
Fee Waiver(4)	-0.07%	-0.07%
Net Expenses	1.34%	0.99%
(1)	The Fund has adopted a Distribution Plan pursuant to which up to 0.25% of the Fund’s average daily net assets attributable to the Investor Class may be used to pay distribution expenses.
(2)	The Fund has adopted a Shareholder Services Plan pursuant to which up to 0.15% of the average net assets attributable to the Investor Class shares and up to 0.05% of the average daily net assets attributable to the Institutional Class shares may be used to pay shareholder servicing fees.
(3)	Other expenses are based on estimated amounts for the current fiscal year.
(4)

Effective January 1, 2009, the Fund’s investment advisor has contractually agreed to waive a portion of its fees and reimburse other expenses until April 30, 2010 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.34% and 0.99% respectively. Pursuant to this agreement, the Fund will reimburse the investment advisor for any fee waivers and expense reimbursements made by the investment advisor, provided that any such reimbursements made by the Fund to the investment advisor will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

Examples

These Examples are intended to help you compare the costs of investing in the Forward Growth Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in either the Investor Class or Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Investor Class	Institutional Class
1 Year	$136	$101
3 Years	$439	$330
5 Years	$764	$578
10 Years	$1,683	$1,287

Effective January 1, 2009, the following information is added to the Expense Limit table and the following paragraph on pages 18-19 of the SAI:

Fund	Class	End Date	Expense Limit
Forward Growth Fund	Class A	April 30, 2010	1.29%
Forward Growth Fund	Class C	April 30, 2010	1.94%
Forward Growth Fund	Investor Class	April 30, 2010	1.34%
Forward Growth Fund	Institutional Class	April 30, 2010	0.99%

With respect to the Forward Growth Fund, the Sub-Advisor has contractually agreed to waive its fees in the same proportion as the Investment Advisor in amounts necessary to limit the Fund’s operating expenses to the annual rate stated in the Prospectus.

FWD001375 1208 SUP

FORWARD FUNDS

Forward Eastern Europe Equities Fund

Supplement dated December 10, 2008

(to the Forward Funds Investor Class Shares and

Institutional Class Shares Prospectus

Forward Funds Class A Shares and Class C Shares Prospectus

dated May 1, 2008)

NOTICE OF LIQUIDATION OF

FORWARD EASTERN EUROPE EQUITIES FUND

On December 8, 2008, the Board of Trustees of Forward Funds (the “Trust”) approved the liquidation of the Forward Eastern Europe Equities Fund (the “Fund”) on December 29, 2008 (the “Liquidation Date”). On the Liquidation Date, the Fund will distribute pro rata to its respective shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Trust deem appropriate subject to ratification by the Board.

IN LIGHT OF THE PLANNED LIQUIDATION, SHARES OF THE FORWARD EASTERN EUROPE EQUITIES FUND WILL NO LONGER BE OFFERED TO NEW INVESTORS OR EXISTING INVESTORS (EXCEPT THROUGH REINVESTED DIVIDENDS) OR BE AVAILABLE FOR EXCHANGES FROM OTHER FUNDS OF THE TRUST.

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